Asset Impairment (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Asset impairment	$ 11,803		$ 57,054	$ 14,228	$ 73,386
Net charges related to Ukraine Conflict	$ 0	$ 2,700,000	$ 0	2,728,718	$ 0
Write-offs and impairments of flight equipment
Finite-Lived Intangible Assets [Line Items]
Net charges related to Ukraine Conflict		$ 3,200,000		$ 3,176,000